Commitments and Contingencies - Additional information (Detail)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Commitments and Contingencies Disclosure [Abstract]
Commitment related to acquisition of fixed assets	$ 9,811,914	60,879,000
Unrecognized tax benefit	$ 18,710,000	116,089,000	$ 23,124,000	143,473,000	143,473,000	143,473,000